Commitments and Contingencies	12 Months Ended
Jun. 30, 2018
Guarantees [Abstract]
Commitments and Contingencies
Note 17.	Commitments and Contingencies

The Company has purchase commitments for materials and supplies as part of the ordinary conduct of business. A portion of the commitments are long-term and are based on minimum purchase requirements. Certain short-term raw material purchase commitments have a variable price component which is based on market pricing at the time of purchase. Due to the proprietary nature of some of the Company’s materials and processes, certain contracts may contain liquidated damage provisions for early termination. The Company does not believe that a significant amount of liquidated damages are reasonably likely to be incurred under these commitments based upon historical experience and current expectations. The Company also has commitments relating to earnout arrangements on its prior year acquisitions of $5.4 million and $85.0 million for the planned acquisition of CoAdna. Inc., for fiscal year 2019. Total future commitments are as follows:

Year Ending June 30,
($000)
2019	$114,307
2020	3,477
2021	567
2022	-
2023	-